First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 45.0%
	Armenia – 0.7%
500,000	Republic of Armenia International Bond (USD) (b)	3.95%	09/26/29	$444,211
	Bahrain – 1.0%
810,000	Bahrain Government International Bond (USD) (c)	6.00%	09/19/44	625,675
	Brazil – 4.4%
4,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	873,992
7,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,756,684
				2,630,676
	Costa Rica – 0.7%
520,000	Costa Rica Government International Bond (USD) (c)	7.16%	03/12/45	421,359
	Dominican Republic – 1.1%
235,000	Dominican Republic International Bond (USD) (c)	5.50%	01/27/25	227,655
25,400,000	Dominican Republic International Bond (DOP) (c)	9.75%	06/05/26	426,384
				654,039
	Ecuador – 0.6%
750,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	225,000
490,000	Ecuador Government International Bond (USD) (b)	9.50%	03/27/30	147,000
				372,000
	Egypt – 1.8%
4,100,000	Egypt Government Bond (EGP)	16.00%	06/11/22	268,450
200,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	179,744
790,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	644,833
				1,093,027
	El Salvador – 1.1%
350,000	El Salvador Government International Bond (USD) (c)	5.88%	01/30/25	310,186
435,000	El Salvador Government International Bond (USD) (c)	7.65%	06/15/35	374,233
				684,419
	Ghana – 0.3%
270,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	195,357
	Indonesia – 1.9%
18,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,146,327
	Jamaica – 0.4%
200,000	Jamaica Government International Bond (USD)	7.88%	07/28/45	216,063
	Kenya – 0.3%
200,000	Kenya Government International Bond (USD) (c)	6.88%	06/24/24	191,415
	Malaysia – 1.9%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,124,059
	Mexico – 3.6%
8,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	338,224
45,551,800	Mexican Bonos (MXN)	5.75%	03/05/26	1,816,312
				2,154,536
	Nigeria – 0.5%
200,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	141,500

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Nigeria (Continued)
200,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	$134,380
				275,880
	Oman – 0.9%
510,000	Oman Government International Bond (USD) (b)	6.00%	08/01/29	368,136
270,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	180,225
				548,361
	Panama – 0.4%
200,000	Panama Government International Bond (USD)	4.50%	04/01/56	218,500
	Peru – 3.3%
5,900,000	Peruvian Government International Bond (PEN) (c)	6.90%	08/12/37	1,985,917
	Poland – 3.0%
6,980,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	1,795,521
	Qatar – 0.8%
420,000	Qatar Government International Bond (USD) (c)	4.82%	03/14/49	496,716
	Russia – 7.7%
299,901,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	3,924,583
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	455,529
200,000	Russian Foreign Bond - Eurobond (USD) (c)	5.88%	09/16/43	249,000
				4,629,112
	Rwanda – 0.8%
200,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	180,343
300,000	Rwanda International Government Bond (USD) (c)	6.63%	05/02/23	270,515
				450,858
	Saudi Arabia – 0.9%
490,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	528,673
	South Africa – 2.0%
20,700,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	1,181,979
	Turkey – 3.2%
13,950,000	Turkey Government Bond (TRY)	8.80%	09/27/23	1,886,881
	Ukraine – 1.7%
500,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	462,526
440,000	Ukraine Government International Bond (EUR) (b)	6.75%	06/20/26	432,975
188,000	Ukraine Government International Bond (USD) (b) (d)	(e)	05/31/40	139,233
				1,034,734
	Total Foreign Sovereign Bonds and Notes			26,986,295
	(Cost $31,734,696)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 16.0%
	Bahrain – 0.4%
250,000	Oil and Gas Holding (The) Co. BSCC (USD) (c)	7.63%	11/07/24	226,250
	Barbados – 0.4%
250,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	241,875
	Brazil – 2.6%
280,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	196,351

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Brazil (Continued)
330,000	GTL Trade Finance, Inc. (USD) (c)	7.25%	04/16/44	$349,901
350,000	OAS Finance Ltd. (USD) (d) (g) (h) (i)	8.88%	(j)	2,625
200,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	1,500
113,407	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (c)	6.35%	12/01/21	96,249
408,000	Petrobras Global Finance BV (USD) (b)	5.09%	01/15/30	371,790
551,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	538,093
				1,556,509
	China – 0.3%
200,000	Shimao Property Holdings Ltd. (USD) (c)	5.60%	07/15/26	191,594
	Colombia – 0.1%
270,000	Gran Tierra Energy, Inc. (USD) (c)	7.75%	05/23/27	70,538
	Congo – 0.4%
260,000	HTA Group Ltd. (USD) (c)	9.13%	03/08/22	243,802
	Dominican Republic – 1.1%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	674,280
	Ecuador – 0.2%
200,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	115,708
	Georgia – 0.9%
200,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	208,091
350,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	339,367
				547,458
	Guatemala – 0.3%
200,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	195,253
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	245,962
	India – 0.4%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (b)	6.25%	12/10/24	223,750
	Indonesia – 0.2%
200,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	121,992
	Kazakhstan – 0.8%
480,000	KazMunayGas National Co. JSC (USD) (c)	4.75%	04/19/27	462,150
	Mexico – 1.9%
270,000	BBVA Bancomer S.A. (USD) (c) (d)	5.13%	01/18/33	225,605
250,000	Braskem Idesa SAPI (USD) (b)	7.45%	11/15/29	177,310
4,800,000	Petroleos Mexicanos (MXN) (c)	7.19%	09/12/24	161,872
280,000	Petroleos Mexicanos (USD) (b)	7.69%	01/23/50	196,086
270,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	191,361
279,000	Unifin Financiera SAB de CV (USD) (b) (d)	8.88%	(j)	170,056
				1,122,290
	Nigeria – 1.2%
230,000	IHS Netherlands Holdco BV (USD) (b)	8.00%	09/18/27	190,900
290,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	238,584

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Nigeria (Continued)
270,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	$265,959
				695,443
	Oman – 0.4%
325,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	236,573
	Russia – 1.3%
394,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	400,404
200,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	207,734
250,000	Sovcombank Via SovCom Capital DAC (USD) (b) (d)	7.75%	(j)	198,355
				806,493
	Saudi Arabia – 0.3%
200,000	Saudi Arabian Oil Co. (USD) (b)	4.25%	04/16/39	198,916
	South Africa – 0.3%
250,000	Liquid Telecommunications Financing PLC (USD) (c)	8.50%	07/13/22	194,840
	Turkey – 0.4%
288,000	Turkiye Vakiflar Bankasi TAO (USD) (c)	6.00%	11/01/22	261,144
	Ukraine – 1.3%
280,000	Metinvest BV (USD) (b)	8.50%	04/23/26	199,216
13,500,000	Ukreximbank Via Biz Finance PLC (UAH) (c)	16.50%	03/02/21	454,521
116,667	Ukreximbank Via Biz Finance PLC (USD) (c)	9.63%	04/27/22	109,316
				763,053
	Zambia – 0.4%
260,000	First Quantum Minerals Ltd. (USD) (c)	7.50%	04/01/25	217,996
	Total Foreign Corporate Bonds and Notes			9,613,869
	(Cost $12,031,095)

Shares	Description	Value
COMMON STOCKS (a) – 41.7%
	Argentina – 0.4%
520	MercadoLibre, Inc. (k)	254,062
	Brazil – 2.8%
125,870	Banco Bradesco S.A., ADR	511,032
20,223	Lojas Renner S.A.	130,809
40,965	Multiplan Empreendimentos Imobiliarios S.A.	152,551
77,500	Petroleo Brasileiro S.A. (Preference Shares)	208,065
69,323	Vale S.A., ADR	574,688
17,785	WEG S.A.	114,525
		1,691,670
	Chile – 0.3%
10,859	Banco Santander Chile S.A., ADR	164,297
	China – 15.6%
8,262	58.com, Inc., ADR (k)	402,525
5,298	Autohome, Inc., ADR (k)	376,264
44,293	China International Travel Service Corp., Ltd., Class A (l)	414,850
85,000	China Merchants Bank Co., Ltd., Class H (l)	380,271
19,000	China Mobile Ltd. (l)	142,391

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
24,000	China Resources Gas Group Ltd. (l)	$120,438
178,000	China Resources Land Ltd. (l)	726,506
11,946	Huazhu Group Ltd., ADR	343,209
3,584	Kweichow Moutai Co., Ltd., Class A (l)	556,980
37,500	LONGi Green Energy Technology Co., Ltd., Class A (l)	130,103
22,500	Meituan Dianping, Class B (c) (k) (l)	268,228
58,902	Midea Group Co., Ltd., Class A (l)	398,593
1,983	New Oriental Education & Technology Group, Inc., ADR (k)	214,640
111,000	Ping An Insurance Group Co. of China Ltd., Class H (l)	1,084,055
5,541	Prosus N.V. (k) (l)	387,986
106,400	Sands China Ltd. (l)	387,093
34,000	Shanghai International Airport Co., Ltd., Class A (l)	288,987
11,900	Shenzhou International Group Holdings Ltd. (l)	124,832
42,600	Tencent Holdings Ltd. (l)	2,105,616
27,500	Wuxi Biologics Cayman, Inc. (b) (c) (k) (l)	351,088
3,947	Yum China Holdings, Inc.	168,261
		9,372,916
	Hong Kong – 2.3%
85,000	AIA Group Ltd. (l)	761,144
89,500	Budweiser Brewing Co., APAC Ltd. (b) (c) (k) (l)	230,170
13,735	Hong Kong Exchanges & Clearing Ltd. (l)	411,491
		1,402,805
	India – 5.3%
23,062	Grasim Industries Ltd. (l)	144,255
11,701	Hindustan Unilever Ltd. (l)	354,856
38,426	Housing Development Finance Corp., Ltd. (l)	829,400
166,060	ITC Ltd. (l)	374,459
28,345	Kotak Mahindra Bank Ltd. (l)	483,816
32,524	SBI Life Insurance Co., Ltd. (b) (c) (l)	275,640
20,360	Tata Consultancy Services Ltd. (l)	489,801
5,428	UltraTech Cement Ltd. (l)	232,263
		3,184,490
	Indonesia – 1.9%
1,198,000	Astra International Tbk PT (l)	284,825
254,600	Bank Central Asia Tbk PT (l)	428,980
1,436,100	Bank Rakyat Indonesia Persero Tbk PT (l)	263,388
193,100	Indocement Tunggal Prakarsa Tbk PT (l)	147,063
		1,124,256
	Mexico – 1.6%
7,700	Fomento Economico Mexicano, S.A.B. de C.V., ADR	465,927
7,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	188,580
113,338	Grupo Financiero Banorte, S.A.B. de C.V., Class O	310,548
		965,055
	Netherlands – 0.5%
1,077	ASML Holding N.V. (l)	283,913
	Philippines – 0.9%
607,900	Ayala Land, Inc. (l)	358,725
160,899	Bank of the Philippine Islands (l)	195,742
		554,467

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia – 1.6%
5,493	Lukoil PJSC, ADR	$324,966
18,674	Novatek PJSC (l)	214,786
111,838	Sberbank of Russia PJSC (l)	259,661
4,100	Yandex N.V., Class A (k)	139,605
		939,018
	South Africa – 1.0%
4,091	Naspers Ltd., Class N (l)	581,390
	South Korea – 3.9%
2,136	LG Chem Ltd. (l)	529,048
56,470	Samsung Electronics Co., Ltd. (Preference Shares) (l)	1,840,224
		2,369,272
	Taiwan – 3.2%
212,954	Taiwan Semiconductor Manufacturing Co., Ltd. (l)	1,917,079
	Turkey – 0.4%
30,636	BIM Birlesik Magazalar A.S.	232,321
	Total Common Stocks	25,037,011
	(Cost $25,647,430)
	Total Investments – 102.7%	61,637,175
	(Cost $69,413,221) (m)
	Outstanding Loan – (9.7)%	(5,800,000)
	Net Other Assets and Liabilities – 7.0%	4,176,212
	Net Assets – 100.0%	$60,013,387

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2020	Sale Value as of 3/31/2020	Unrealized Appreciation/ (Depreciation)
05/20/20	DB	RUB	32,696,000	USD	488,000	$ 412,973	$ 488,000	$ (75,027)
05/20/20	CIT	USD	602,587	BRL	3,075,000	602,587	589,787	12,800
05/20/20	DB	USD	879,326	IDR	10,573,794,000	879,326	645,401	233,925
05/20/20	BAR	USD	589,205	IDR	8,328,413,000	589,205	508,347	80,858
04/08/20	DB	USD	2,445,249	MXN	48,676,000	2,445,249	2,049,381	395,868
04/08/20	CIT	USD	310,101	MXN	6,102,000	310,101	256,909	53,192
05/20/20	BAR	USD	1,473,604	RUB	97,140,000	1,473,604	1,226,946	246,658
04/08/20	DB	USD	1,256,306	ZAR	21,052,000	1,256,306	1,175,530	80,776
Net Unrealized Appreciation (Depreciation)								$1,029,050

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2020, securities noted as such amounted to $11,066,907 or 18.4% of net assets.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
(k)	Non-income producing security.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $19,760,137 or 32.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,538,629 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,285,625. The net unrealized depreciation was $6,746,996. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 26,986,295	$ —	$ 26,986,295	$ —
Foreign Corporate Bonds and Notes*	9,613,869	—	9,613,869	—
Common Stocks:
Argentina	254,062	254,062	—	—
Brazil	1,691,670	1,691,670	—	—
Chile	164,297	164,297	—	—
China	9,372,916	1,504,898	7,868,018	—
Mexico	965,055	965,055	—	—
Russia	939,018	464,571	474,447	—
Turkey	232,321	232,321	—	—
Other Country Categories*	11,417,672	—	11,417,672	—
Total Investments	$ 61,637,175	$ 5,276,874	$ 56,360,301	$—
Forward Foreign Currency Contracts	1,104,077	—	1,104,077	—
Total	$ 62,741,252	$ 5,276,874	$ 57,464,378	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (75,027)	$ —	$ (75,027)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	04/18/13	$350,000	$0.75	$350,000	$2,625	0.00%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/12	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.00%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AA-	1.4%
A+	2.0
A	4.9
A-	14.4
BBB+	1.0
BBB	16.3
BBB-	3.3
BB+	6.1
BB	9.7
BB-	18.2
B+	8.3
B	10.3
B-	2.4
CCC-	1.0
Not Rated	0.7
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	43.8%
Banks	7.1
Interactive Media & Services	4.9
Semiconductors & Semiconductor Equipment	3.8
Insurance	3.4
Metals & Mining	3.1
Integrated Oils	3.1
Technology Hardware, Storage & Peripherals	3.0
Internet & Direct Marketing Retail	2.4
Beverages	2.0
Real Estate Management & Development	2.0
Hotels, Restaurants & Leisure	1.5
Thrifts & Mortgage Finance	1.3
Wireless Telecommunication Services	1.3
Oil, Gas & Consumable Fuels	1.2
Chemicals	1.1
Utilities	1.1
Exploration & Production	1.1
Government Development Banks	0.9
Construction Materials	0.8
IT Services	0.8
Transportation Infrastructure	0.8
Specialty Retail	0.7
Capital Markets	0.7
Household Durables	0.6
Tobacco	0.6
Household Products	0.6
Life Sciences Tools & Services	0.6
Pipelines	0.6
Automobiles	0.5
Manufactured Goods	0.4
Life Insurance	0.4
Food & Staples Retailing	0.4
Power Generation	0.4
Diversified Consumer Services	0.3
Industrial Other	0.3
Wireline Telecommunication Services	0.3
Real Estate	0.3
Software & Services	0.3
Commercial Finance	0.3
Multiline Retail	0.2
Textiles, Apparel & Luxury Goods	0.2
Gas Utilities	0.2
Transportation & Logistics	0.2
Electrical Equipment	0.2
Oil & Gas Services & Equipment	0.2
Total	100.0%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	44.3%
HKD	11.3
RUB	6.4
INR	5.1
BRL	4.2
KRW	3.8
TRY	3.4
PEN	3.2
TWD	3.1
PLN	2.9
CNY	2.8
MYR	1.8
IDR	1.8
EUR	1.8
ZAR	0.9
PHP	0.9
UAH	0.7
DOP	0.7
MXN	0.5
EGP	0.4
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand